As filed with the Securities and Exchange Commission on or about March 28, 2003

                                                           File No.  333-101163

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Post-Effective Amendment No.   1                                    [X]
                                      ----

                           STRONG BALANCED FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)
         Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


This filing will become effective immediately under Rule 485(b) of the Securities Act of 1933.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 28th day of March, 2003.

                                  STRONG BALANCED FUND, INC.
                                  (Registrant)


                                 By: /s/ Richard W. Smirl
                                -----------------------------------------------
                                 Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF

                                                Chairman of the Board (Principal Executive
                                                Officer) and a Director                          March 28, 2003
-----------------------------------------------
Richard S. Strong*

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                              March 28, 2003
-----------------------------------------------
John W. Widmer


                                                Director                                         March 28, 2003
-----------------------------------------------
Willie D. Davis*


                                                Director                                         March 28, 2003
-----------------------------------------------
William F. Vogt*


                                                Director                                         March 28, 2003
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         March 28, 2003
-----------------------------------------------
Neal Malicky*


                                               Director                                          March 28, 2003
----------------------------------------------
Gordon Greer*

* Richard W. Smirl signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 31 and Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A.


                                        By: /s/ Richard W. Smirl
                                        ---------------------------------------
                                        Richard W. Smirl

                                  EXHIBIT INDEX


EXHIBIT NO.                            EXHIBIT

(11)           Opinion and Consent of Counsel regarding the issuance of shares

(12)           Opinion and Consent of Counsel supporting tax matters